Acquisitions - Schedule of Total Purchase Consideration on Intangible Assets (Details)	Sep. 27, 2018 USD ($)
Business Combinations [Abstract]
Cash	$ 250,000
Contingent Consideration payable	1,250,000
Common stock	1,700
Additional Paid-in Capital	4,622,305
Fair Value of Patent	$ 6,124,005